Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 10,949,394	$ 7,281,811
Research and development credits	446,160	370,145
Capitalized research and development costs	2,122,632	1,716,037
Capitalized start-up costs	922,340	799,367
Other, net	478,830	336,564
Total gross deferred tax assets	14,919,356	10,503,924
Valuation allowance	(14,919,356)	(10,503,924)
Net deferred tax assets